Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 21, 2007	Aug. 23, 2005
Amount
Federal Home Loan Bank advances	$ 104,650,000	$ 114,650,000
Weighted Average Rate
Subordinated debentures	13,403,000	13,403,000
Federal Home Loan Bank advances
Amount
Advances maturing in less than one year	68,650,000	86,150,000
Advances maturing in one to three years	36,000,000	22,500,000
Advances maturing in three to five years	0	6,000,000
Federal Home Loan Bank advances	$ 104,650,000	$ 114,650,000
Weighted Average Rate
Advances maturing in less than one year	2.58%	1.61%
Advances maturing in one to three years	2.85%	1.83%
Advances maturing in three to five years	0.00%	1.85%
Line of credit facility, maximum borrowing capacity	$ 305,700,000
Line of credit facility amount outstanding	104,700,000
Letters of credit	40,000,000
Line of credit facility, remaining borrowing capacity	161,100,000
Subordinated debentures, capital trusts
Weighted Average Rate
Subordinated debentures	13,403,000	$ 13,403,000
Subordinated debentures, capital trusts | Parke Capital Trust I
Weighted Average Rate
Subordinated debentures	$ 5,155,000	$ 5,155,000
Weighted Average Rate	4.31%	3.11%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount				$ 5,000,000
Basis spread on variable rate	1.66%
Proceeds from debentures allocated to paid in capital at bank	$ 4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated debentures, capital trusts | Parke Capital Trust II
Weighted Average Rate
Subordinated debentures	$ 5,155,000	$ 5,155,000
Weighted Average Rate	4.31%	3.11%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount				$ 5,000,000
Basis spread on variable rate	1.66%
Proceeds from debentures allocated to paid in capital at bank	$ 4,200,000
Proceeds from debentures retained at company for future use	955,000
Subordinated debentures, capital trusts | Parke Capital Trust III
Weighted Average Rate
Subordinated debentures	$ 3,093,000	$ 3,093,000
Weighted Average Rate	4.29%	2.82%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount			$ 3,000,000
Basis spread on variable rate	1.50%